Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2020 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 637
2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2026 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 628	[1]

[1]	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.